HEDGE ACCOUNTING - Textual (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Nov. 02, 2016 USD ($)	Dec. 21, 2015 USD ($)
Disclosure of detailed information about hedges [line items]
Other financial liabilities, hedge net foreign investment				$ 245		$ 102
Hedging instrument, liabilities					$ 56,627		$ 94,298	$ 500
Hedging instrument, assets					$ 156,220		166,598
Reclassification adjustments on cash flow hedges, net of tax	$ 34,183	$ 20,066	$ (276)
Intra group liability
Disclosure of detailed information about hedges [line items]
Gains (losses) on exchange differences of intra group liability	$ 73,708
Minimum
Disclosure of detailed information about hedges [line items]
Percentage of hedging effectiveness				80	80
Maximum
Disclosure of detailed information about hedges [line items]
Percentage of hedging effectiveness				125	125
Leasing Bogota S.A. Panama
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets									$ 500
Hedges of net investment in foreign operations | Leasing Bogota S.A. Panama
Disclosure of detailed information about hedges [line items]
Bonds issued designated as hedging instruments				$ 2,067		$ 2,067
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets					$ 4,345		$ 874
Cash flow hedges | Banco de Bogota S.A.
Disclosure of detailed information about hedges [line items]
Hedging instrument, liabilities								$ 500